UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2011

Item 1. Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.69%)
Australia (9.11%)
CFS Retail Property Trust	228,668	$435,118
Dexus Property Group	471,171	414,172
GPT Group	166,701	541,316
Mirvac Group	332,571	428,191
Stockland Trust Group	232,345	891,437
Westfield Group	194,248	1,876,233

		4,586,467

Belgium (0.38%)
Confinimmo	1,297	190,039

Brazil (0.59%)
BR Malls Participacoes SA	28,800	297,958

Canada (0.90%)
Boardwalk Real Estate Investment Trust	2,416	119,490
RioCan Real Estate Investment Trust	12,829	335,776

		455,266

France (6.47%)
Fonciere des Regions	3,129	333,871
Gecina SA	2,543	351,206
ICADE	2,193	271,000
Klepierre	9,139	371,437
Unibail-Rodamco	8,908	1,932,229

		3,259,743

Hong Kong (14.53%)
China Overseas Land & Investment, Ltd.	374,000	760,675
China Resources Land, Ltd.	194,500	364,084
Hang Lung Properties, Ltd.	203,000	888,657
Henderson Land Development Co., Ltd.	95,000	658,314
Hongkong Land Holdings, Ltd.	110,000	770,000
Kerry Properties, Ltd.	65,000	325,075
The Link Real Estate Investment Trust	216,500	677,763
Sun Hung Kai Properties, Ltd.	117,000	1,853,180
The Wharf Holdings, Ltd.	147,700	1,018,758

		7,316,506

Japan (8.78%)
Mitsubishi Estate Co., Ltd.	103,000	1,748,564
Mitsui Fudosan Co., Ltd.	81,000	1,341,856
Nippon Building Fund, Inc.	52	508,204
Sumitomo Realty & Development Co., Ltd.	41,000	823,166

		4,421,790

Netherlands (2.04%)
Corio N.V.	8,869	621,245
Eurocommercial Properties N.V.	3,580	177,610
Wereldhave N.V.	2,141	228,966

		1,027,821

Singapore (4.13%)
Ascendas Real Estate Investment Trust	146,066	236,394
CapitaLand, Ltd.	323,000	845,617
CapitaMall Trust	227,347	339,082
CapitaMalls Asia, Ltd.	78,725	111,170

City Developments, Ltd.	60,000	548,354

		2,080,617

Sweden (0.50%)
Castellum AB	17,166	249,800

Switzerland (0.55%)
PSP Swiss Property AG*	3,352	277,181

United Kingdom (6.50%)
British Land Co., Plc	86,255	763,900
Capital Shopping Centres Group Plc	58,125	356,847
Derwent London Plc	8,131	214,142
Great Portland Estates Plc	31,217	193,051
Hammerson Plc	68,855	493,248
Land Securities Group Plc	74,773	879,154
Segro Plc	72,194	372,050

		3,272,392

United States (45.21%)
Alexandria Real Estate Equities, Inc.	5,390	420,258
AMB Property Corp.	16,407	590,160
Apartment Investment and Management Co., Class A	11,284	287,403
AvalonBay Communities, Inc.	8,318	998,825
Boston Properties, Inc.	13,667	1,296,315
BRE Properties, Inc.	6,180	291,572
Brookfield Properties Corp.	23,968	424,713
Camden Property Trust	6,686	379,899
Digital Realty Trust, Inc.	8,813	512,388
Douglas Emmett, Inc.	12,326	231,113
Duke Realty Corp.	24,539	343,791
Equity Residential	27,748	1,565,265
Essex Property Trust, Inc.	3,050	378,200
Federal Realty Investment Trust	5,994	488,871
General Growth Properties, Inc.*	68,288	1,057,098
HCP, Inc.	38,200	1,449,308
Health Care REIT, Inc.	16,589	869,927
Host Hotels & Resorts, Inc.	64,949	1,143,752
Kimco Realty Corp.	39,571	725,732
Liberty Property Trust	11,119	365,815
The Macerich Co.	12,681	628,090
ProLogis	55,480	886,570
Public Storage	13,624	1,511,038
Regency Centers Corp.	7,969	346,492
Simon Property Group, Inc.	19,236	2,061,330
SL Green Realty Corp.	7,626	573,475
UDR, Inc.	17,738	432,275
Ventas, Inc.	15,317	831,713
Vornado Realty Trust	15,859	1,387,663
Weingarten Realty Investors	11,609	290,922

		22,769,973

TOTAL COMMON STOCKS (Cost $44,317,504)		50,205,553

TOTAL INVESTMENTS (99.69%) (Cost $44,317,504)		50,205,553

NET OTHER ASSETS AND LIABILITIES (0.31%)		154,212

NET ASSETS (100.00%)		$50,359,765

* Non-income producing security.

Common Abbreviations:
AB	Aktiebolag is the Swedish equivalent of the term corporation.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	Limited.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc	Public Limited Co.
REIT	Real Estate Investment Trust
SA	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.92%)
Consumer Discretionary (11.07%)
Consumer Discretionary Select Sector SPDR Fund	158,618	$6,187,688

Consumer Staples (11.01%)
Consumer Staples Select Sector SPDR Fund	205,515	6,153,119

Energy (11.28%)
Energy Select Sector SPDR Fund	78,959	6,301,718

Financials (10.80%)
Financial Select Sector SPDR Fund	367,613	6,032,529

Healthcare (11.05%)
Health Care Select Sector SPDR Fund	186,292	6,171,854

Industrials (11.17%)
Industrial Select Sector SPDR Fund	165,669	6,242,408

Materials (11.33%)
Materials Select Sector SPDR Fund	158,153	6,330,865

Technology (11.17%)
Technology Select Sector SPDR Fund	239,429	6,241,914

Utilities (11.04%)
Utilities Select Sector SPDR Fund	193,391	6,169,173

TOTAL EXCHANGE TRADED FUNDS
(Cost $49,474,322)		55,831,268

TOTAL INVESTMENTS (99.92%)
(Cost $49,474,322)		55,831,268

NET OTHER ASSETS AND LIABILITIES (0.08%)		42,515

NET ASSETS (100.00%)		$55,873,783

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.90%)
Australia (2.57%)
Fortescue Metals Group, Ltd.	30,433	$201,737
Incitec Pivot, Ltd.	292,002	1,307,547
Newcrest Mining, Ltd.	40,768	1,678,820
Nufarm, Ltd.*	32,090	171,571
Woodside Petroleum, Ltd.	12,271	593,894

		3,953,569

Bermuda (1.32%)
Bunge, Ltd.	26,200	1,895,046
Sinofert Holdings, Ltd.*	318,000	136,960

		2,032,006

Brazil (1.88%)

Companhia Siderurgica Nacional SA, ADR	19,452	324,070
Gerdau SA, ADR	17,432	217,900
Petroleo Brasileiro SA, ADR	31,328	1,266,591
Vale SA, ADR	32,433	1,081,641

		2,890,202

Canada (18.15%)
Agnico-Eagle Mines, Ltd.	8,998	596,167
Agrium, Inc.	28,269	2,601,823
Barrick Gold Corp.	53,204	2,756,052
Cameco Corp.	9,579	287,148
Canadian Natural Resources, Ltd.	22,608	1,114,189
Eldorado Gold Corp.	29,211	474,763
EnCana Corp.	15,208	524,209
First Quantum Minerals, Ltd.	2,093	269,858
Goldcorp, Inc.	42,539	2,113,940
IAMGOLD Corp.	19,957	438,428
Inmet Mining Corp.	2,952	206,815
Ivanhoe Mines, Ltd.*	16,016	437,795
Kinross Gold Corp.	60,407	948,876
New Gold, Inc.*	21,265	249,431
Osisko Mining Corp.*	16,073	230,665
Pan American Silver Corp.	5,744	212,636
Potash Corp. of Saskatchewan, Inc.	153,153	9,004,184
SEMAFO, Inc.*	14,507	138,545
Silver Wheaton Corp.	18,797	813,909
Suncor Energy, Inc.	32,402	1,448,305
Talisman Energy, Inc.	21,213	522,720
Teck Resources, Ltd., Class B	11,578	611,661
TransCanada Corp.	14,457	584,225
Viterra, Inc.	66,630	805,519
Yamana Gold, Inc.	39,509	486,577

		27,878,440

Cayman Islands (0.19%)
Chaoda Modern Agriculture Holdings, Ltd.	478,000	296,822

Chile (0.28%)
Sociedad Quimica y Minera de Chile SA, ADR	7,770	429,370

China (1.13%)
China BlueChemical, Ltd., Class H	122,000	99,913
China Petroleum & Chemical Corp., Class H	348,000	348,975
China Shenhua Energy Co., Ltd., Class H	69,500	327,476
Jiangxi Copper Co., Ltd., Class H	35,000	116,769
PetroChina Co., Ltd., Class H	438,000	663,346
Zijin Mining Group Co., Ltd., Class H	214,000	170,579

		1,727,058

France (1.93%)
Total SA	48,594	2,962,166

Germany (1.48%)
K+S AG	25,633	1,937,738
ThyssenKrupp AG	8,093	331,106

		2,268,844

Hong Kong (0.75%)
China Agri-Industries Holdings, Ltd.	286,000	320,629
CNOOC, Ltd.	330,000	831,555

		1,152,184

India (1.10%)
Reliance Industries, Ltd., GDR(a)	33,850	1,605,167
Sterlite Industries India, Ltd., ADR	4,899	75,641

		1,680,808

Israel (1.20%)
Israel Chemicals, Ltd.	76,675	1,264,929
The Israel Corp., Ltd.*	484	581,084

		1,846,013

Italy (0.92%)
Eni SpA	57,722	1,419,557

Japan (0.96%)
INPEX Corp.	45	342,604
JFE Holdings, Inc.	10,900	320,109
Nippon Steel Corp.	129,000	414,020
Sumitomo Metal Industries, Ltd.	86,000	193,002
Sumitomo Metal Mining Co., Ltd.	12,000	207,191

		1,476,926

Jersey (0.25%)
Randgold Resources, Ltd.*	4,855	386,626

Luxembourg (0.76%)
ArcelorMittal	22,192	803,850
Evraz Group SA, GDR*(b)	2,938	116,639
Tenaris SA, ADR	4,917	243,195

		1,163,684

Malaysia (1.47%)
Genting Plantations BHD	40,800	107,767
IOI Corp. BHD	554,300	1,054,154
Kuala Lumpur Kepong BHD	71,397	499,749
PPB Group BHD	104,500	587,236

		2,248,906

Mauritius (0.40%)
Golden Agri-Resources, Ltd.	1,118,000	611,995

Mexico (0.22%)
Grupo Mexico SAB de CV, Series B	91,300	341,975

Netherlands (2.17%)
CNH Global N.V.*	4,779	232,020
Nutreco Holding N.V.	6,297	462,442
Schlumberger, Ltd.	28,200	2,629,932

		3,324,394

Norway (1.24%)
Norsk Hydro ASA	28,600	234,518
Yara International ASA	33,018	1,672,462

		1,906,980

Peru (0.32%)
Companhia de Minas Buenaventura SA, ADR	11,424	490,889

Russia (3.17%)
Gazprom OAO, ADR	61,202	1,981,109
LUKOIL OAO, ADR	8,822	632,096
Mechel Steel Group, ADR	3,318	102,161
MMC Norilsk Nickel, ADR	19,604	518,330
Polyus Gold Co., ADR	6,907	242,574
Rosneft Oil Co., GDR(b)	33,755	308,352
Uralkali, GDR(b)	26,181	1,085,726

		4,870,348

Singapore (1.52%)
Olam International, Ltd.	294,000	653,074
Wilmar International, Ltd.	387,000	1,676,335

		2,329,409

South Africa (2.31%)
Anglo Platinum, Ltd.	2,774	286,041
AngloGold Ashanti, Ltd., ADR	20,310	973,865
Gold Fields, Ltd.	38,406	673,012
Harmony Gold Mining Co., Ltd.	19,489	286,275
Impala Platinum Holdings, Ltd.	26,355	763,187
Sasol, Ltd.	9,790	567,012

		3,549,392

South Korea (0.52%)
POSCO	1,734	798,277

Spain (0.37%)
Repsol YPF SA	16,584	568,943

Switzerland (4.32%)
Noble Corp.	5,300	241,786
Syngenta AG	16,961	5,534,086
Transocean, Ltd.*	6,600	514,470
Weatherford International, Ltd.*	15,500	350,300

		6,640,642

Taiwan (0.46%)
China Steel Corp.	259,960	310,734
Taiwan Fertilizer Co., Ltd.	133,000	391,223

		701,957

United Kingdom (9.96%)
Anglo American Plc	32,102	1,650,254
Antofagasta Plc	9,424	205,595
BG Group Plc	70,069	1,742,038
BHP Billiton Plc	51,213	2,019,460
BP Plc	388,796	2,829,420
Kazakhmys Plc	5,146	114,988
Lonmin Plc	8,124	221,771
Petropavlosk Plc	8,552	136,810
Rio Tinto Plc	36,899	2,590,057
Royal Dutch Shell Plc, Class A	73,710	2,682,515
Xstrata Plc	47,252	1,103,569

		15,296,477

United States (36.58%)
AGCO Corp.*	16,927	930,477
Alcoa, Inc.	25,811	455,564
Allegheny Technologies, Inc.	2,397	162,325
Anadarko Petroleum Corp.	10,264	840,827
Apache Corp.	7,917	1,036,494
Archer-Daniels-Midland Co.	114,256	4,114,359
Baker Hughes, Inc.	8,982	659,548
Cameron International Corp.*	5,062	289,040
CF Industries Holdings, Inc.	12,784	1,748,723
Chesapeake Energy Corp.	13,602	455,939
Chevron Corp.	41,518	4,460,279
Cliffs Natural Resources, Inc.	3,291	323,440
Coeur d’Alene Mines Corp.*	4,769	165,866
ConocoPhillips	29,568	2,361,301
Consol Energy, Inc.	4,680	250,988
Corn Products International, Inc.	13,660	707,861
Deere & Co.	75,484	7,313,645
Devon Energy Corp.	8,831	810,421
Diamond Offshore Drilling, Inc.	1,439	111,810
EOG Resources, Inc.	5,785	685,580
Exxon Mobil Corp.	102,552	8,627,700
Freeport-McMoRan Copper & Gold, Inc.	22,875	1,270,706
Halliburton Co.	18,891	941,527
Hecla Mining Co.*	14,874	135,056
Hess Corp.	6,216	529,665
Intrepid Potash, Inc.*	7,947	276,715
Marathon Oil Corp.	14,691	783,177
Monsanto Co.	96,220	6,952,857
The Mosaic Co.	28,796	2,267,685
National Oilwell Varco, Inc.	8,709	690,362
Newmont Mining Corp.	25,924	1,414,932
Noble Energy, Inc.	3,636	351,419
Nucor Corp.	7,673	353,112
Occidental Petroleum Corp.	16,812	1,756,686
Peabody Energy Corp.	5,597	402,760
Royal Gold, Inc.	2,868	150,283
Southern Copper Corp.	4,129	166,275
Southwestern Energy Co.*	7,193	309,083
United States Steel Corp.	3,492	188,359
Valero Energy Corp.	11,768	350,922
The Williams Co., Inc.	12,124	378,026

		56,181,794

TOTAL COMMON STOCKS (Cost $129,610,905)		153,426,653

TOTAL INVESTMENTS (99.90%) (Cost $129,610,905)	153,426,653

NET OTHER ASSETS AND LIABILITIES (0.10%)	151,214

NET ASSETS (100.00%)	$153,577,867

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $1,605,167, representing 1.05% of the Fund’s net assets.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market value of this security was $1,510,717, representing 0.98% of the Fund’s net assets.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR	Global Depository Receipt.
Ltd.	Limited.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc	Public Limited Co.
SA	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	A variable capital company.
SpA	Società Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES	TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.56%)
Australia (4.36%)
Incitec Pivot, Ltd.	94,576	$423,499
Nufarm, Ltd.*	10,393	55,567

		479,066

Bermuda (4.88%)
Bunge, Ltd.	6,800	491,844
Sinofert Holdings, Ltd.*	102,000	43,931

		535,775

Canada (15.27%)
Agrium, Inc.	5,652	520,199
Potash Corp. of Saskatchewan, Inc.	15,248	896,462
Viterra, Inc.	21,580	260,890

		1,677,551

Cayman Islands (0.87%)
Chaoda Modern Agriculture Holdings, Ltd.	154,000	95,629

Chile (1.27%)
Sociedad Quimica y Minera de Chile SA, ADR	2,516	139,034

China (0.30%)
China BlueChemical, Ltd., Class H	40,000	32,758

Germany (4.26%)
K+S AG	6,189	467,860

Hong Kong (0.94%)
China Agri-Industries Holdings, Ltd.	92,000	103,140

Israel (5.44%)
Israel Chemicals, Ltd.	24,834	409,693
The Israel Corp., Ltd.*	156	187,292

		596,985

Malaysia (6.63%)
Genting Plantations BHD	13,200	34,866
IOI Corp. BHD	179,400	341,178
Kuala Lumpur Kepong BHD	23,146	162,013
PPB Group BHD	33,800	189,938

		727,995

Mauritius (1.80%)
Golden Agri-Resources, Ltd.	362,000	198,159

Netherlands (2.00%)
CNH Global N.V.*	1,442	$70,009
Nutreco Holding N.V.	2,039	149,741

		219,750

Norway (4.12%)
Yara International ASA	8,937	452,686

Russia (3.20%)
Uralkali, GDR(a)	8,479	351,624

Singapore (6.02%)
Olam International, Ltd.	95,000	211,027
Wilmar International, Ltd.	104,000	450,488

		661,515

Switzerland (5.02%)
Syngenta AG	1,689	551,092

Taiwan (1.15%)
Taiwan Fertilizer Co., Ltd.	43,000	126,486

United States (32.03%)
AGCO Corp.*	5,482	301,345
Archer-Daniels-Midland Co.	14,261	513,539
CF Industries Holdings, Inc.	3,449	471,789
Corn Products International, Inc.	4,424	229,252
Deere & Co.	7,515	728,128
Intrepid Potash, Inc.*	2,573	89,592
Monsanto Co.	9,580	692,251
The Mosaic Co.	6,239	491,321

		3,517,217

TOTAL COMMON STOCKS (Cost $9,413,568)		10,934,322

TOTAL INVESTMENTS (99.56%) (Cost $9,413,568)		10,934,322

NET OTHER ASSETS AND LIABILITIES (0.44%)		47,786

NET ASSETS (100.00%)		$10,982,108

*	Non-income producing security.
(a)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the market value of this security was $351,624, representing 3.20% of the Fund’s net assets.

Common Abbreviations:

ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR	Global Depository Receipt.
Ltd.	Limited.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
SA	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.44%)
Australia (1.55%)
Fortescue Metals Group, Ltd.	16,885	$111,929

Brazil (9.06%)
Companhia Siderurgica Nacional SA, ADR	10,792	179,795
Gerdau SA, ADR	9,671	120,887
Vale SA, ADR	10,579	352,810

		653,492

Canada (8.36%)
Cameco Corp.	5,315	159,327
First Quantum Minerals, Ltd.	1,162	149,821
Teck Resources, Ltd., Class B	5,557	293,574

		602,722

China (0.88%)
Jiangxi Copper Co., Ltd., Class H	19,000	63,389

Germany (2.55%)
ThyssenKrupp AG	4,490	183,698

India (0.58%)
Sterlite Industries India, Ltd., ADR	2,718	41,966

Japan (8.83%)
JFE Holdings, Inc.	6,100	179,143
Nippon Steel Corp.	72,000	231,081
Sumitomo Metal Industries, Ltd.	47,000	105,478
Sumitomo Metal Mining Co., Ltd.	7,000	120,862

		636,564

Luxembourg (5.79%)
ArcelorMittal	9,739	352,771
Evraz Group SA, GDR*(a)	1,630	64,711

		417,482

Mexico (2.63%)
Grupo Mexico SAB de CV, Series B	50,600	189,528

Norway (1.77%)
Norsk Hydro ASA	15,600	127,919

Russia (4.78%)
Mechel Steel Group, ADR	1,860	57,269
MMC Norilsk Nickel, ADR	10,877	287,588

		344,857

South Korea (4.86%)
POSCO	761	$350,340

Taiwan (2.40%)
China Steel Corp.	144,508	172,732

United Kingdom (27.26%)
Anglo American Plc	7,321	376,348
Antofagasta Plc	5,228	114,055
BHP Billiton Plc	11,679	460,533
Kazakhmys Plc	2,855	63,795
Rio Tinto Plc	8,415	590,675
Xstrata Plc	15,413	359,970

		1,965,376

United States (18.14%)
Alcoa, Inc.	14,321	252,766
Allegheny Technologies, Inc.	1,331	90,135
Cliffs Natural Resources, Inc.	1,826	179,459

Freeport-McMoRan Copper & Gold, Inc.	7,081	393,349
Nucor Corp.	4,257	195,907
Southern Copper Corp.	2,291	92,259
United States Steel Corp.	1,938	104,536

		1,308,411

TOTAL COMMON STOCKS (Cost $6,182,479)		7,170,405

TOTAL INVESTMENTS (99.44%) (Cost $6,182,479)		7,170,405

NET OTHER ASSETS AND LIABILITIES (0.56%)		40,724

NET ASSETS (100.00%)		$7,211,129

*	Non-income producing security.
(a)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the market value of this security was $64,711, representing 0.90% of the Fund’s net assets.

Common Abbreviations:

ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap is the Norwegian term for public limited company.
GDR	Global Depository Receipt.
Ltd.	Limited.
Plc	Public Limited Co.
SA	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	A variable capital company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB WILDCATTERS EXPLORATION & PRODUCTION EQUITY ETF	SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.99%)

Canada (38.25%)
Advantage Oil & Gas, Ltd.*	81,243	726,614
Anderson Energy, Ltd.*	86,654	107,789
Angle Energy, Inc.*	31,741	308,355
Bankers Petroleum, Ltd.*	123,826	1,107,465
Birchcliff Energy, Ltd.*	62,957	787,003
BNK Petroleum, Inc.*	49,781	240,525
Celtic Exploration, Ltd.*	35,835	761,459
Cequence Energy, Ltd.*	35,707	137,652
Corridor Resources, Inc.*	44,117	241,277
Crew Energy, Inc.*	40,430	731,501
Daylight Energy, Ltd.	105,625	1,228,084
Delphi Energy Corp.*	54,548	140,751
Fairborne Energy, Ltd.*	48,421	270,789
Galleon Energy, Inc., Class A*	33,335	137,418
Ivanhoe Energy, Inc.*	138,169	387,768
Legacy Oil + Gas, Inc.*	57,201	866,174
Midway Energy, Ltd.*	31,239	154,469
NuVista Energy, Ltd.	44,637	458,874
Paramount Resources, Ltd., Class A*	12,465	430,557
Progress Energy Resources Corp.	90,067	1,292,558
Questerre Energy Corp.*	102,611	129,747
Southern Pacific Resource Corp.*	167,831	291,580
TransGlobe Energy Corp.*	36,620	554,147
Twin Butte Energy, Ltd.*	62,093	224,690
Westfire Energy, Ltd.*	17,983	162,129

		11,879,375

United States (61.74%)
Abraxas Petroleum Corp.*	45,979	268,977
Approach Resources, Inc.*	10,658	358,109
ATP Oil & Gas Corp.*	20,065	363,377
Berry Petroleum Co., Class A	21,964	1,108,084
Bill Barrett Corp.*	23,549	939,841
BPZ Resources, Inc.*	49,325	261,916
Callon Petroleum Co.*	19,093	148,353
CAMAC Energy, Inc.*	21,756	32,634
Carrizo Oil & Gas, Inc.*	19,306	712,970
Clayton Williams Energy, Inc.*	2,991	316,149
Comstock Resources, Inc.*	22,457	694,819
Contango Oil & Gas Co.*	6,453	408,088
Delta Petroleum Corp.*	94,570	86,059
Endeavour International Corp.*	10,500	133,350
Energy Partners, Ltd.*	18,165	326,970
Energy XXI (Bermuda), Ltd.*	34,469	$1,175,393
FX Energy, Inc.*	25,830	215,939
GeoResources, Inc.*	9,683	$302,787
GMX Resources, Inc.*	25,051	154,565
Goodrich Petroleum Corp.*	12,302	273,350
Gran Tierra Energy, Inc.*	119,856	963,530
Gulfport Energy Corp.*	15,918	575,436
Harvest Natural Resources, Inc.*	16,999	259,065
Houston American Energy Corp.	9,048	139,430
Hyperdynamics Corp.*	55,057	254,363

Magnum Hunter Resources Corp.*	31,370	268,841
McMoRan Exploration Co.*	54,106	958,217
Northern Oil and Gas, Inc.*	26,871	717,456
Penn Virginia Corp.	22,906	388,486
Petroleum Development Corp.*	11,787	565,894
Petroquest Energy, Inc.*	27,945	261,565
Quicksilver Resources, Inc.*	59,039	844,848
Rex Energy Corp.*	16,473	191,910
Rosetta Resources, Inc.*	26,566	1,262,948
Stone Energy Corp.*	24,621	821,603
Swift Energy Co.*	21,124	901,572
Toreador Resources Corp.*	11,548	124,487
Vaalco Energy, Inc.*	28,370	220,151
Vanguard Natural Resources LLC	12,293	390,794
Venoco, Inc.*	11,640	198,928
W&T Offshore, Inc.	17,582	400,694
Warren Resources, Inc.*	35,844	182,446

		19,174,394

TOTAL COMMON STOCKS (Cost $26,873,965)		31,053,769

TOTAL INVESTMENTS (99.99%) (Cost $26,873,965)		31,053,769

NET OTHER ASSETS AND LIABILITIES (0.01%)		3,114

NET ASSETS (100.00%)		$31,056,883

*	Non-income producing security.

Common Abbreviations:

LLC	Limited Liability Company.
Ltd.	Limited

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships Shares (103.00%)
Energy (0.91%)
Chesapeake Midstream Partners LP	295,701	$8,525,060

Gathering & Processing (23.47%)
Copano Energy LLC	778,490	27,714,244
DCP Midstream Partners LP	391,687	15,863,323
MarkWest Energy Partners LP	919,633	44,574,611
Regency Energy Partners LP	1,352,664	36,941,254
Targa Resources Partners LP	886,645	30,748,849
Western Gas Partners LP	529,199	18,484,921
Williams Partners LP	892,457	46,229,273

		220,556,475

Natural Gas Pipelines (33.57%)
Boardwalk Pipeline Partners LP	797,374	26,042,235
Duncan Energy Partners LP	287,627	11,648,893
El Paso Pipeline Partners LP	1,246,477	45,159,862
Energy Transfer Partners LP	1,234,604	63,903,103
Enterprise Products Partners LP	2,164,072	93,184,940
ONEOK Partners LP	556,354	45,815,752
Spectra Energy Partners LP	342,817	11,268,395
TC Pipelines LP	355,364	18,482,482

		315,505,662

Petroleum Transportation (45.05%)
Buckeye Partners LP	701,118	44,549,038
Enbridge Energy Partners LP	956,017	61,777,818
Genesis Energy LP	447,157	12,659,015
Holly Energy Partners LP	177,956	10,321,448
Kinder Morgan Energy Partners LP	1,232,778	91,336,522
Magellan Midstream Partners LP	1,133,860	67,872,859
NuStar Energy LP	644,830	43,777,509
Plains All American Pipeline LP	1,045,526	66,631,372
Sunoco Logistics Partners LP	282,459	24,511,792

		423,437,373

Total Master Limited Partnerships Shares (Cost $913,572,975)		968,024,570

Total Investments (103.00%) (Cost $913,572,975)		$968,024,570
Net Liabilities Less Other Assets (-3.00%)		(28,239,015)

Net Assets (100.00%)		$939,785,555

Common Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnerships

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments (unaudited)

1. Portfolio Valuation

The Funds’ Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

The Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Fund’s securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund’s ability to track the Index.

2. Fair Value Measurements

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s assets:

Cohen & Steers Global Realty Majors ETF

Assets:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$50,205,553	$—	$—	$50,205,553

TOTAL	$50,205,553	$—	$—	$50,205,553

ALPS Equal Sector Weight ETF

Assets:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Exchange Traded Funds	$55,831,268	$—	$—	$55,831,268

TOTAL	$55,831,268	$—	$—	$55,831,268

Jefferies | TR/J CRB Global Commodity Equity Index Fund

Assets:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$153,426,653	$—	$—	$153,426,653

TOTAL	$153,426,653	$—	$—	$153,426,653

Jefferies | TR/J CRB Global Agriculture Equity Index Fund

Assets:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$10,934,322	$—	$—	$10,934,322

TOTAL	$10,934,322	$—	$—	$10,934,322

Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund

Assets:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$7,170,405	$—	$—	$7,170,405

TOTAL	$7,170,405	$—	$—	$7,170,405

Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF

Assets:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stock	$31,053,769	$—	$—	$31,053,769

TOTAL	$31,053,769	$—	$—	$31,053,769

Alerian MLP ETF

Assets:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Master Limited Partnerships	$968,024,570	$—	$—	$968,024,570

TOTAL	$968,024,570	$—	$—	$968,024,570

*For detailed descriptions, see the accompanying Schedule of Investments

For the three months ended March 31, 2011, the Funds did not have any significant transfers between Level 1 and Level 2 securities. For the three months ended March 31, 2011, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of March 31, 2011, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF

Gross appreciation (excess of value over tax cost)	$5,071,605	$6,316,429
Gross depreciation (excess of tax cost over value)	(410,793)	-

Net unrealized appreciation / (depreciation)	$4,660,812	$6,316,429
Cost of investments for income tax purposes	$45,544,741	$49,514,839

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund

Gross appreciation (excess of value over tax cost)	$23,813,476	$1,562,408
Gross depreciation (excess of tax cost over value)	(967,988)	(68,231)

Net unrealized appreciation / (depreciation)	$22,845,488	$1,494,177
Cost of investments for income tax purposes	$130,581,165	$9,440,145

	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF

Gross appreciation (excess of value over tax cost)	$997,625	$4,367,824
Gross depreciation (excess of tax cost over value)	(61,283)	(244,238)

Net unrealized appreciation / (depreciation)	$936,342	$4,123,586
Cost of investments for income tax purposes	$6,234,063	$26,930,183

	Alerian MLP ETF

Gross appreciation (excess of value over tax cost)	$71,472,099
Gross depreciation (excess of tax cost over value)	(1,210,058)

Net unrealized appreciation / (depreciation)	$70,262,041
Cost of investments for income tax purposes	$897,762,529

4. Return of Capital Estimates

The Alerian MLP ETF (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 27, 2011

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 27, 2011